Technology platform-based income	12 Months Ended
Dec. 31, 2024
Technology Platform Based Income [Abstract]
Technology platform-based income
6.	Technology platform-based income

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Technology platform-based income
Retail credit and enablement service fees	28,621,121	15,134,217	8,066,367
Other technology platform-based income	593,492	184,527	94,655

	29,214,613	15,318,744	8,161,022

As of December 31, 2022, 2023 and 2024, 100% of the Group’s technology platform-based income were conducted in the Chinese Mainland.

		For the year ended December 31,
		2022	2023	2024
		RMB’000	RMB’000	RMB’000
Retail credit and enablement service fees
Loan enablement service fees	At a point in time	3,446,163	978,958	1,571,966
Post-origination service fees	Over time	24,028,033	13,729,327	6,480,642
Referral income from platform service	At a point in time	1,146,925	425,932	13,759

		28,621,121	15,134,217	8,066,367

As of December 31, 2022, 2023 and 2024, the aggregate amount of the transaction price allocated to remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was
RMB18,911 million, RMB8,631 million and RMB5,058 million. Given the profile of contract terms, substantially all of the remaining performance obligation is expected to be recognized as revenue over the next three years.